Capital risk management	12 Months Ended
Dec. 31, 2011
Risks and Uncertainties [Abstract]
Capital Risk Management [Text Block]
14.	Capital risk management:

The Company manages its capital to maintain its ability to continue as a going concern. The capital structure of the Company consists of cash and cash equivalents and equity comprised of issued capital, additional paid-in capital, share purchase warrants and deficit. The Company manages its capital structure and makes adjustments to it in light of economic conditions. The Company’s primary objective with respect to its capital management is to ensure it has sufficient cash resources to pursue its commercialization efforts and maintain its ongoing operations. The Company, upon approval from its Board of Directors, will balance its overall capital structure through new share issues, or by undertaking other activities as deemed appropriate under the specific circumstances. The Company is not subject to externally imposed capital requirements and the Company’s overall strategy with respect to capital risk management remains unchanged for the year ended December 31, 2011.